FAIR VALUE MEASUREMENT FAIR VALUE MEASUREMENT (Unobservable inputs) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability - Beginning of Period		$ (97)
Derivative Asset - Beginning of Period		330
Derivative Liability - End of Period		(86)	$ (97)
Derivative Asset - End of Period		14	330
Deferred Option Premiums and Accrued Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability - Beginning of Period		(210)
Derivative Liability - End of Period			(210)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability - Beginning of Period	[1],[2]	0
Derivative Asset - Beginning of Period	[1],[2]	316
Derivative Liability - End of Period	[1],[2]	0	0
Derivative Asset - End of Period	[1],[2]	0	316
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability - Beginning of Period			(309)	$ 0
Derivative Asset - Beginning of Period		316
Crude oil options assumed in the PXP acquisition		0	0	(83)
Net realized gains (losses)	[3]	86	(42)	(38)
Net unrealized gains (losses) related to assets still held at the end of the year	[4]	0	430
Net unrealized gains (losses) related to liabilities still held at the end of the year	[4]			(230)
Settlement payments	[5]		237	42
Settlement receipts	[5]	(402)
Derivative Liability - End of Period				(309)
Derivative Asset - End of Period		0	316
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Fair Value, Inputs, Level 3 [Member] | Sales [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized gains (losses)		87	(41)	(37)
Net unrealized gains (losses) related to liabilities still held at the end of the year			432	(228)
Fair Value, Measurements, Recurring [Member] | Crude Oil Options [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Expense [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized gains (losses)		(1)	(1)	(1)
Net unrealized gains (losses) related to liabilities still held at the end of the year			(2)	(2)
Settlement receipts		$ 4	$ 5	$ 1

[1]	Recorded at fair value.
[2]	Refer to Note 14 for further discussion and balance sheet classifications. Crude oil options are net of $210 million at December 31, 2014, for deferred premiums and accrued interest.
[3]	Includes net realized gains (losses) of $87 million recorded in revenues in 2015, $(41) million in 2014 and $(37) million in 2013, and $(1) million of interest expense associated with deferred premiums in 2015, 2014 and 2013.
[4]	Includes unrealized gains (losses) recorded in revenues of $432 million in 2014 and $(228) million in 2013, and $(2) million of interest expense associated with deferred premiums in 2014 and 2013.
[5]	Includes interest payments of $4 million in 2015, $5 million in 2014 and $1 million in 2013.